Leases - Schedule of maturity Analysis of leases receivable (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted finance lease payments to be received	₩ 11,377	₩ 19,055
Unearned finance income relating to finance lease payments receivable	(319)	(846)
Net investment in finance lease	11,058	18,209
6 months or less [member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted finance lease payments to be received	3,593	3,688
6-12 months [member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted finance lease payments to be received	3,593	3,688
1-2 years [member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted finance lease payments to be received	₩ 4,191	7,376
2-5 years [member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted finance lease payments to be received		₩ 4,303